Advance to suppliers (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Advance To Suppliers
Advance to suppliers	$ 3,400	$ 9,727	$ 5,327	[1]

[1]	Effective January 1, 2024, the Company changed its presentation currency from Canadian dollars to United States dollars. Refer to Note 2.4 “Presentation currency of the financial statements” for further details.